Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accruals and reserves	$ 1,950	$ 1,274
Federal, state and local net operating loss carryforwards	28,780	25,523
Stock options	776	91
Total deferred tax asset before valuation allowance	31,506	26,888
Valuation allowance	(19,325)	(14,006)
Deferred tax asset - net of valuation allowance	12,181	12,882
Deferred tax (liabilities):
Depreciation & amortization	(12,181)	(12,882)
Total deferred tax liabilities	(12,181)	(12,882)
Net deferred tax asset (liability)	$ 0	$ 0